SCHEDULE OF DISAGGREGATED ITS REVENUE FROM CONTRACTS WITH CUSTOMERS AND GEOGRAPHICAL REGION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Product Information [Line Items]
Total	$ 198,305,106	$ 180,774,803
Shipping and Handling [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	186,293,352	168,009,212
Retail [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	5,313,821	3,382,273
Leather Trading [Member] | Transferred at Point in Time [Member]
Product Information [Line Items]
Total	$ 6,697,933	$ 9,383,318